Shareholder Report, Holdings (Details)	Jan. 31, 2025
Fidelity Series Commodity Strategy Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity Series Commodity Strategy Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Series Commodity Strategy Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Series Commodity Strategy Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Fidelity Series Commodity Strategy Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Series Commodity Strategy Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Series Commodity Strategy Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	89.60%
Fidelity Series Commodity Strategy Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	3.70%
Fidelity Series Commodity Strategy Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	45.50%
Fidelity Series Commodity Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	50.80%
Fidelity SAI Inflation-Focused Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity SAI Inflation-Focused Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Fidelity SAI Inflation-Focused Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity SAI Inflation-Focused Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity SAI Inflation-Focused Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Fidelity SAI Inflation-Focused Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	122.50%
Fidelity SAI Inflation-Focused Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	55.10%
Fidelity SAI Inflation-Focused Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	44.90%
Fidelity Commodity Strategy Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Commodity Strategy Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Commodity Strategy Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Commodity Strategy Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Fidelity Commodity Strategy Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Commodity Strategy Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	101.10%
Fidelity Commodity Strategy Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	50.30%
Fidelity Commodity Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	49.70%